Document and Entity Information	Aug. 31, 2022
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2022
Entity Registrant Name	PACIFIC SELECT FUND
Entity Central Index Key	0000813900
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 01, 2022
Document Effective Date	Sep. 01, 2022
Prospectus Date	May 01, 2022